Taxation (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Tax Charge

The tax charge comprises:

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Corporation tax
Current year	213.0	172.7	481.9
Prior years	(22.7)	(10.9)	(111.8)
	190.3	161.8	370.1
Deferred tax
Current year	(44.1)	(16.3)	(49.0)
Prior years	(17.4)	(4.5)	2.8
	(61.5)	(20.8)	(46.2)
Tax charge	128.8	141.0	323.9